Business Combination Involving Entities Under Common Control - Disclosure of detailed information about business combination (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018		Jul. 23, 2020
Disclosure of detailed information about business combination [line items]
Proportion of equity interests acquired in business combination					29.90%
Revenue	¥ 1,933,836	¥ 2,516,810	¥ 2,374,934	[1]
Net profit	33,485	67,015	73,980	[1]
Net cash outflow	¥ 32,222	¥ 455	(37,746)	[1]
Dalian West Pacific [Member]
Disclosure of detailed information about business combination [line items]
Name of acquiree	Dalian West Pacific
Proportion of equity interests acquired in business combination	56.04%
Basis for business combination under common control	The Company and Dalian West Pacific are under the ultimate control of CNPC before and after the business combination and the control is not temporary
Acquisition Date	May 31, 2019
Basis for determination of acquisition date	Acquisition of actual control
Revenue	¥ 10,763		37,385
Net profit	1		¥ 1,564
Net cash outflow	¥ (53)

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, the comparative information is not restated in this respect (see Note 3(ac)).